Long-Term Debt - Summary of Total Outstanding Debt Repayable (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Debt Instruments [Abstract]
2014	$ 19,272
2015	39,268
2016	131,543
2017	25,568
2018	160,837
2019	169,286
Total	$ 545,774	$ 349,977